Note 17 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax recognised in profit or loss
Current tax	$ 9,051	$ 9,492	$ 7,311
Income tax - current year	8,769	8,969	6,802
Income tax - change in tax estimates	(168)	(54)	29
Withholding tax - current year	450	577	480
Deferred tax expense	5,806	5,681	2,979
Origination and reversal of temporary differences	5,806	5,681	2,979
Tax expense – recognised in profit or loss	14,857	15,173	10,290
Tax expense	$ 14,857	$ 15,173	$ 10,290